Other operating income, net	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Other operating income, net
Other operating income, net

	2019	2018	2017
Gain from disposal of farmland and other assets (Note 22)	1,354	36,227	—
(Loss) / gain from commodity derivative financial instrument	(618)	54,694	40,842
Loss from disposal of other property items	(329)	(95)	(986)
Net (loss) / gain from fair value adjustment of investment property	(325)	13,409	4,302
Losses related to energy business	—	—	(3,247)
Others	(904)	(3)	2,852
	(822)	104,232	43,763